Revenue (Details) - Schedule of recognition of revenue - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of recognition of revenue [Abstract]
Revenue from contracts with customers	£ 240,530	£ 39,945
Other revenue	7,679
Total recognition of revenue	£ 248,209	£ 39,945